Other Assets - Schedule of Other Assets by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of other assets [abstract]
Net defined benefit assets	€ 709		€ 527
Investment properties	46		54
Property development and obtained from foreclosures	98		124
Accrued Assets	783		783
Amounts to be settled	2,835		4,248
Other	2,546		2,696
Other assets total	€ 7,018	[1]	€ 8,433

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.